Schwab Funds®

211 Main Street

San Francisco, CA 94105

May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Charles Schwab Family of Funds

File Nos. 33-31894 and 811-5954

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the forms of the prospectuses and Statements of Additional Information, dated April 30, 2012, for each series of the above-named Trust that would have been filed pursuant to Rule 497(c) of the Securities Act would not have differed from the prospectuses and Statements of Additional Information contained in Post-Effective Amendment No.81 to the Trust’s Registration Statement under the Securities Act, as filed electronically with the Securities and Exchange Commission on April 26, 2012.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel
Charles Schwab Investment Management, Inc.